Subsequent Events	9 Months Ended
Sep. 30, 2020
Pre-Acquisition ZI
Subsequent Event [Line Items]
Subsequent Events
Note 4 - Subsequent Events
Events and transactions occurring through the date of issuance of the financial statements have been evaluated by management and, when appropriate, recognized or disclosed in the financial statements or notes to the consolidated financial statements.

DiscoverOrg Holdings
Subsequent Event [Line Items]
Subsequent Events
Note 18 - Subsequent Events
The Company has evaluated subsequent events through February 26, 2020, which is the date the consolidated financial statements were available to be issued.
On February 19, 2020, the Company completed a repricing of its First Lien Term Loan Facility in order to take advantage of currently available lower interest rates. The repricing decreases the interest rate by 50 basis points to LIBOR plus 4.00% per annum. The Company’s interest rate swap agreements are unaffected by this repricing and effectively fix the interest rate on the portion of the First Lien Term Loan Facility hedged by the interest rate swaps at 6.301%. The transaction did not include additional borrowings, and the maturity date of the financing arrangement remains unchanged.
In connection with preparing for an initial public offering, the Company’s Board of Managers approved a four—for—one reverse unit split of the Company’s Series A Preferred Units, Preferred Units, Common Units and Class P Units. The reverse unit split became effective on May 20, 2020. In addition, all unit counts are now presented as exact units instead of in thousands of units. All unit and per unit amounts in the financial statements and notes 7, 12, 13, and 15 have been retroactively adjusted to give effect to the reverse unit split.